Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Concentration of credit risk

Note 13 – Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and equivalents. A depositor has up to RMB 500,000 (approximately $70,000) insured by the People’s Bank of China Financial Stability Bureau (“FSD”). As of December 31, 2025 and 2024, approximately $31,676,827 and $31,017,513 were deposited in a bank located in the PRC was not insured by FSD. While management believes that these financial institutions and platform fund holder are of high credit quality, it continually monitors their credit worthiness.

Customer concentration risk

One customer accounted for 100.0% of the Company’s accounts receivable as of December 31, 2025 and 2024, respectively.

All of the Company’s revenue was generated in the PRC. One customer accounted for 24.0% of the Company’s revenue for the year ended December 31, 2025. Two customers accounted for 14.7% and 10.5% of the Company’s revenue for the year ended December 31, 2024, and there was no concentration in revenue for the year ended December 31, 2023.

Vendor concentration risk

There is no accounts payable concentration for the years ended December 31, 2025. One vendor accounted for 41.4% of the Company’s accounts payable as of December 31, 2024.

There was no concentration in purchases for the year ended December 31, 2025. Three vendors, including a related party, accounted for 52.9%, 27.1% (related party), and 17.0% of the Company’s purchases for the year ended December 31, 2024. One vendor accounted for 15.8% of the Company’s purchases for the year ended December 31, 2023.